Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (1,198)
Interest expense	37	€ 65	€ 9
Other			1
Net defined benefit liability (asset) at end of period	(461)	(1,198)
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(28,663)	(1,840)
Current service cost	(180)	(155)
Interest expense	(862)	(972)
Past service cost and gains on curtailments	3	(2)
Settlements	23	11
Total	(1,016)	(1,118)
Gain/(loss) from change in demographic assumptions	136	81
(Loss)/gain from change in financial assumptions	(1,036)	(954)
Experience gain/(loss)	267	358
Total	(633)	(515)
Translation differences	2,915	(540)
Contributions from plan participants	(135)	(144)
Benefit payments from plans	2,104	2,204
Acquisitions through business combinations		(26,593)
Other	(69)	(117)
Total	4,815	(25,190)
Net defined benefit liability (asset) at end of period	(25,497)	(28,663)	(1,840)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,252
Net defined benefit liability (asset) at end of period	2,418	2,252
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(19,784)	(58)
Current service cost	(75)	(63)
Interest expense	(652)	(711)
Past service cost and gains on curtailments	(39)	(13)
Settlements	13	5
Total	(753)	(782)
Gain/(loss) from change in demographic assumptions	141	79
(Loss)/gain from change in financial assumptions	(747)	(301)
Experience gain/(loss)	60	227
Total	(546)	5
Translation differences	2,422	(615)
Benefit payments from plans	1,555	1,595
Acquisitions through business combinations		(19,919)
Other	10	(10)
Total	3,987	(18,949)
Net defined benefit liability (asset) at end of period	(17,096)	(19,784)	(58)
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,482)
Net defined benefit liability (asset) at end of period	(1,986)	(2,482)
United States Post-retirement benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(3,061)
Interest expense	(98)	(111)
Past service cost and gains on curtailments	(1)
Total	(99)	(111)
Gain/(loss) from change in demographic assumptions	33	15
(Loss)/gain from change in financial assumptions	(141)	(60)
Experience gain/(loss)	204	205
Total	96	160
Translation differences	370	(91)
Contributions from plan participants	(111)	(124)
Benefit payments from plans	303	366
Acquisitions through business combinations		(3,243)
Other	(16)	(18)
Total	546	(3,110)
Net defined benefit liability (asset) at end of period	(2,518)	(3,061)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(968)
Net defined benefit liability (asset) at end of period	(893)	(968)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(5,818)	(1,782)
Current service cost	(105)	(92)
Interest expense	(112)	(150)
Past service cost and gains on curtailments	43	11
Settlements	10	6
Total	(164)	(225)
Gain/(loss) from change in demographic assumptions	(38)	(13)
(Loss)/gain from change in financial assumptions	(148)	(593)
Experience gain/(loss)	3	(74)
Total	(183)	(680)
Translation differences	123	166
Contributions from plan participants	(24)	(20)
Benefit payments from plans	246	243
Acquisitions through business combinations		(3,431)
Other	(63)	(89)
Total	282	(3,131)
Net defined benefit liability (asset) at end of period	€ (5,883)	€ (5,818)	€ (1,782)